Share Capital and Reserves (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital and Reserves [Abstract]
Schedule of Outstanding Stock Options	A continuity schedule of outstanding stock options is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance –December 31, 2021	129,451	63.60
Granted	104,520	6.19
Exercised	-	-
Forfeited	(6,183)	92.81
Balance –December 31, 2022	227,788	37.13
Granted	400,000	0.90
Exercised	-	-
Forfeited	(157,654)	25.47
Balance – September 30, 2023	470,134	10.21

Schedule of Fair Value of Stock Options	The Company used the following assumptions in calculating the fair value of stock options for the period ended:
	September 30, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

Schedule of Incentive Stock Options Outstanding	At September 30, 2023, the Company had incentive stock options outstanding as follows:
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
April 2, 2024	6,877	37.80	0.50
June 27, 2024	417	38.40	0.75
September 27, 2024	15,418	67.95	1.00
October 22, 2024	834	60.45	1.08
July 24, 2025	8,873	44.70	1.83
July 31, 2025	8,761	44.70	1.83
August 10, 2025	833	44.70	1.92
June 1, 2026	3,788	105.60	2.67
June 29, 2026	700	84.75	2.75
August 19, 2026	23,990	63.00	2.92
May 10, 2027	230	11.85	3.67
August 17, 2027	51,465	6.00	3.92
September 20, 2027	2,240	3.45	4.00
February 13, 2028	345,708	0.90	4.50
	470,134	10.21	4.05

Schedule of Outstanding Share Purchase Warrants	A continuity schedule of outstanding share purchase warrants is as follows:
	Number	Weighted Average Exercise Price
	Outstanding	($)
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(186,586)	96.30
Issued	5,166,044	3.42
Balance – December 31, 2022	5,278,535	5.74
Exercised	(4,042,000)	1.10
Expired	-	-
Issued	175,000	0.90
Balance – September 30, 2023(1)	1,411,535	18.44
(1)	Unit A warrant balance is 1,687,341 as of September 30, 2023; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.

Schedule of Assumptions in Calculating the Fair Value of the Warrants	The Company used the following assumptions in calculating the fair value of the warrants for the period ended:
September 30, 2023
Risk-free interest rate	4.13% - 4.49%
Expected life of warrants	2.58 – 4.67 years
Expected dividend yield	Nil
Volatility	132.78%
Weighted average fair value per warrant	$0.21

Schedule of Share Purchase Warrants Outstanding	At September 30, 2023, the Company had share purchase warrants outstanding as follows:
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	112,491	112.50	2.33
February 28, 2027	331,044	28.80	3.42
December 6, 2027	220,500	1.25	4.17
December 9, 2027	158,000	1.10	4.17
January 18, 2028	414,500	7.80	4.33
February 2, 2028	175,000	0.90	4.42
	1,411,535	18.44	3.92
(1)	Unit A warrant balance is 1,687,341 as of September 30, 2023; however, the table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.